Accounts Receivable, Net - Schedule of Movement of Allowance for Expected Credit Loss (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Allowance for Expected Credit Loss [Line Items]
Balance at beginning of the year	$ 1,642,216	$ 698,399
Provision	1,331,258	985,190
Exchange adjustment	(15,645)	(41,373)
Ending balance	$ 2,957,829	$ 1,642,216